SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Accounting Policies [Abstract]
Weighted average shares outstanding used to compute basic earnings per share	13,463,372	7,610,220	13,463,372	7,594,215
Effect of dilutive stock options and warrants	0	0	0	0
Weighted average shares outstanding and dilutive securities used to compute dilutive earnings per share	13,463,372	7,610,220	13,463,372	7,594,215